Description of Our Business	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Description of Our Business

Note 1.       Description of Our Business

As Seen On TV, Inc., a Florida corporation (the “Company” or “ASTV”), was organized in November 2006. ASTV and its operating subsidiaries (collectively referred to as the “Company”) market and distribute products and services through direct response channels. Our operations are conducted principally through our wholly-owned subsidiary, TV Goods, Inc., a Florida corporation organized in October 2009 (“TVG”).

Our executive offices are located in Clearwater, Florida.

Due to the similar nature of the underlying business and the overlap of our operations, we view and manage these operations as one business; accordingly, we do not report as segments.

Note 1. Description of Our Business

H&H Import, Inc., a Florida Corporation (“H&H”), was organized in November 2006 with operating subsidiaries (collectively referred to as the “Company”) that market and distribute products and services through direct response channels. Our operations are conducted principally through our wholly-owned subsidiaries, TV Goods Holding Corporation, Inventors Business Center, LLC and TV Goods, Inc. Our primary channels of distribution are through television via infomercials (28.5 minute shows), short form spots (30 seconds to 5 minutes) and via shopping channels such as QVC, HSN and Shop NBC. Our business model is to initially test the potential commercial viability of a product or service with a limited media campaign to determine if a full-scale marketing campaign would be justified. If preliminary marketing results appear to justify an expanded campaign, we will develop and launch an expanded program. Secondary channels of distribution include the internet, retail, catalog, radio and print media. If a product or service can be initially marketed successfully in the US, then the campaign could be rolled out internationally through live shopping channels and through international distribution partners.

Our executive offices are located in Clearwater, Florida.